SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer Concentration Risk [Member] | Single Customer [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk	13.00%	24.00%
Commercial license [Member]
Significant Accounting Policies [Line Items]
Estimated lived intangible assets useful lives, years	10 years